ACCOUNTS PAYABLE, NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE, NON-CURRENT [Abstract]
Schedule of accounts payable, non-current [Text Block]
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
Aircraft and engine maintenance	412,710	513,544
Fleet (JOL)	190,225	-
Provision for vacations and bonuses	15,868	15,357
Other sundry liabilities	307	376
Total accounts payable, non-current	619,110	529,277